RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 3. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, the Company had a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum if not paid promptly upon demand. The outstanding principal balance on the note was $34,201 at March 31, 2012 and December 31, 2011, respectively.  The balance was paid in full during the three months ended June 30, 2012.

During the year ended December 31, 2011, the Company had a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum. The outstanding principal balance on the note was $18,657 and $8,100 at March 31, 2012 and December 31, 2011, respectively.  The balance was paid in full during the three months ended June 30, 2012.

On March 14, 2012 the Company entered into a promissory note with a related party in the amount of $100,000.  The note amount bears a 0% interest rate, and was unsecured.  The note was paid in full during the three months ended June 30, 2012.

In addition, through June 30, 2012, related parties contributed another $5,044 to the Company for operations. On March 31, 2012 the outstanding related party payable was $7,394.  The payable was paid in full during the three months ended June 30, 2012.

During the year ended December 31, 2011, the Company loaned $9,800 to a Company affiliated through common control. The receivable balance was $24,800 at December 31, 2011.  The receivable balance was forgiven in connection with the Company’s change in control on May 4, 2012.  The Company recorded a bad debt expense of $24,800 for the three months ended June 30, 2012.

NOTE 3.            RELATED PARTY TRANSACTIONS

The Company has a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum if not paid promptly upon demand. The outstanding principal balance on the note was $34,201 at December 31, 2011 and 2010.

The Company has a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum . The outstanding principal balance on the note was $8,100 and $0 at December 31, 2011 and 2010, respectively. As of December 31, 2011, company had accrued interest of $72, the interest has only been accrued for the money borrowed during the current period starting October 1, 2011.

During the year ended December 31, 2011, the company lent $9,800 to a company affiliated through common control. The receivable balance was $24,800 at December 31, 2011. The loan does not bear interest and is payable upon demand.